Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events
Subsequent Events
26.	Subsequent Events

On April 11, 2023, the second tranche of ESA proceeds of US$7,133,280 (equivalent to RMB49,135,463) was released from the collateral account and received by the Company while US$10,533,379 (equivalent to RMB72,556,022) was released from the collateral account and returned to Shaolin.

In April 2023, the Company granted 100 ordinary shares per person to 1,855 qualified employees (185,000 shares in total) and these share awards are to be settled in cash (subject to deduction of applicable withholding taxes) equivalent to the market value of such ordinary shares on the date when each of the employee grantees requests the Company to settle.

In April 2023, the conversion price of the Company’s convertible notes was adjusted to US$10.85 per share based on anti-dilutive adjustment mechanism provided in the contracts of the convertible notes.

On May 25, 2023, the Company’s Board of Directors approved the grant of share options of 2,660,744 Company ordinary shares to certain executive officers and employees.

26.Subsequent Events

On February 10, 2023, the first tranche of ESA proceeds (see Note 15) of USD5,413,344 (equivalent to RMB 36,747,941) has been released from the collateral account and received by the Company while USD11,919,983 (equivalent to RMB80,917,761) was released from the collateral account and returned to Shaolin. On February 15, 2023, the Company has further received USD100,000 (equivalent to RMB 681,773) of interest income from the collateral account. On April 11, 2023, the second tranche of ESA proceeds (see Note 15) of USD7,133,280 (equivalent to RMB49,135,463) has been released from the collateral account and received by the Company while USD10,533,379 (equivalent to RMB72,556,021) was released from the collateral account and returned to Shaolin.

On March 30, 2023 (“acquisition date”), the Company entered into a share purchase agreement (“Popeyes SPA”) with PLKC International Limited (“Popeyes China”), Pangaea Three Acquisition Holdings IV Limited (“Holdings IV”) and PLK APAC Pte. Ltd. (“PLK”) to acquire 100% outstanding shares of Popeyes China from Holdings IV (90%) and PLK (10%), which are related parties of the Company as Holdings IV and PLK are subsidiaries of Cartesian Capital Group, LLC and Restaurant Brands International Inc. respectively. The Company issued a total of 11,466,574 ordinary shares (among which 10,319,917 ordinary shares to Holdings IV and 1,146,657 ordinary shares to PLK) in exchange for all of the outstanding shares of Popeyes China.

On the acquisition date, Popeyes China, through its wholly owned subsidiary PLKC HK International Limited (“Popeyes China Franchisee”), has the exclusive right to develop, open and operate Popeyes Restaurants in Mainland China and Macau for an initial period of 20 years (“The Popeyes Master Franchise Right”). On acquisition date, Popeyes China and Popeyes China Franchisee did not have any business operations and did not have assets and liabilities other than the Popeyes Master Franchise Right and USD30,000,000 in cash. Pursuant to the Popeyes Master Franchise Right agreement, Popeyes China franchisee agrees to develop, open, build, and operate, or license Franchisees to develop, open, build, and operate, on a cumulative basis, of certain number of Popeyes Restaurants in the agreed Territory according to the Development schedule within the agreement. Pursuant to the Popeyes Master Franchise Right agreement, the Company is required to pay an upfront franchise fee for each Company owned and operated store and franchise store, and a continuing franchise fee for each Company owned and operated store and franchise store, calculated as certain percentage of the store’s monthly gross sales, depending on when the store is opened.

In accordance with the Popeyes SPA for the acquisition of shares in Popeyes China, the Company will need to issue additional number of ordinary shares to Holdings IV and PLK based on the ratio of 90:10 as annual deferred contingent consideration, which is calculated as: (a) 3% of annual revenue of Popeyes China; divided by (b) 85% of the volume-weighted average price (VWAP) of the Company’s shares during the forty (40) trading days ended the last date of applicable fiscal year for an undefined period. In addition, the Company may at any time after the acquisition date, and at its sole option, to pay a lumpsum deferred contingent consideration, plus any unpaid annual deferred contingent consideration. Such lumpsum deferred contingent consideration will be settled by issuing additional number of ordinary shares to Holdings IV and PLK based on the ratio of 90:10, which is calculated as: (a) USD35,000,000, divided by (b) 85% of the VWAP of the Company’s shares during the forty (40) trading days ended as of the date of notifying the exercise this option. If the Company pays such lumpsum deferred contingent consideration, it will not need to pay any further annual deferred contingent consideration.

According to the Popeyes SPA, the Company will reserve 603,503 ordinary shares to be issuable pursuant to a separate employee stock option plan to be provided to the future employees of Popeyes China.

In March 2023, the Company’s parent company, Pangaea Two Acquisition Holdings XXIIA Limited (“Pangaea XXIIA”) surrendered 300,000 Company’s ordinary shares to the Company for no additional consideration for the purpose of share-based awards to be granted to certain employees (the “Employee Incentive Shares”). In accordance with Employee Incentive Shares arrangement, the Company granted 100 ordinary shares per person to 1,855 qualified employees (185,000 shares in total) in April 2023 and these share awards are to be settled in cash (subject to deduction of applicable withholding taxes) equivalent to the market value of such ordinary shares on the date when each of the employee grantees requests the Company to settle.